RELATED PARTY TRANSACTIONS - Summary of net amounts charged by related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Related party charges	$ 101,064	$ 53,907
Frontline Management
Related Party Transaction [Line Items]
Related party charges	1,476	1,375
SFL
Related Party Transaction [Line Items]
Related party charges	18,002	18,285
Seateam
Related Party Transaction [Line Items]
Related party charges	0	1,701
Seatankers
Related Party Transaction [Line Items]
Related party charges	9,236	5,928
CCL
Related Party Transaction [Line Items]
Related party charges	(3)	23
TFG Marine
Related Party Transaction [Line Items]
Related party charges	$ 72,353	$ 26,595